Business Combination Agreement with Helix and Recapitalization (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Summary of Net Proceeds and Ordinary Shares Issued
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination:

in thousands
Investments held in Trust Account	$115,051
Less cash to cover redemptions of the Class A Ordinary Shares issued by Helix prior to the Closing Date	(80,842)
Plus PIPE investment	116,000
Less Helix transaction expense	(15,520)
of which accrued expenses	(5,798)
of which deferred IPO underwriting fee	(4,025)
of which other transaction expenses	(5,697)
Available Closing Date Cash	$134,689
Summary of Ordinary Shares Issued
The following table summarizes the number of Ordinary Shares outstanding immediately following the consummation of the Business Combination:

Helix Acquisition Corp. Ordinary Shares prior to the Business Combination	14,805,000
Of which Class A Ordinary Shares (Helix management - IPO private placement shares)	430,000
Of which Class A Ordinary Shares redeemable	11,500,000
Of which Class B Ordinary Shares (Helix management - sponsor promote)	2,875,000
Less redemptions of the Class A Ordinary Shares issued by Helix prior to the Closing Date	(8,080,645)

Plus issuance of Helix Class A Ordinary Shares to PIPE Investors	11,700,000
Plus issuance of Helix Class A Ordinary Shares to BVF Shareholders	18,501,284
Total MoonLake Class A Ordinary Shares Outstanding at Closing	36,925,639
Plus issuance of Helix Class C Ordinary Shares to ML Parties (other than the BVF Shareholders)	15,775,472
Total MoonLake Class A and Class C Ordinary Shares Outstanding at Closing	52,701,111